Share Capital, textual (Details) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Ordinary shares authorized	200,000,000	200,000,000
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares issued	101,526,708	99,251,628
Ordinary shares outstanding	101,526,708	99,251,628
Preference shares authorized	20,000,000	20,000,000
Preference shares par value	$ 0.01	$ 0.01